Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories

3. INVENTORIES

Inventories consisted of the following at December 31, 2019 and 2018 (in thousands):

	2019	2018
Raw materials	$-	$139
Work-in-process	-	-
Finished goods	550	941
	550	1,080
Inventory reserves	(550)	(982)
	-	98

During the years ended December 31, 2019 and 2018, we recognized impairment charges to reduce our excess and obsolete inventories to their net realizable values.  The following table provides a reconciliation of our inventory reserves for the years ended December 31, 2019 and 2018, respectively (in thousands):

	2019	2018
Inventory reserves at beginning of year	$982	$-
Impairment charges	6	1,134
Write down of impaired inventories	(438)	(152)
Inventory reserves at end of year	$550	$982